INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) $ in Millions	9 Months Ended
	Sep. 30, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Payment of principal portion of lease liabilities	$ 27	[1]
Repayments of bonds	574	[1]
Revision of prior period
Disclosure of detailed information about borrowings [line items]
Payment of principal portion of lease liabilities	27
Repayments of bonds	$ (27)

[1]	The 2025 comparative amount of US$27 has been reclassified from "Repayment of bonds" to "Payment of principal portion of lease liabilities" to conform to the current period presentation. The reclassification had no impact on total cash flows from financing activities.